Consolidated Statement of Financial Position - CAD ($) $ in Millions		Apr. 30, 2023	Jan. 31, 2023	Oct. 31, 2022
Assets
Cash and deposits with financial institutions		$ 63,893	$ 81,386	$ 65,895
Precious metals		1,191	725	543
Trading assets
Securities		105,560	106,735	103,547
Loans		6,910	7,642	7,811
Other		2,225	1,969	1,796
Total trading assets		114,695	116,346	113,154
Securities purchased under resale agreements and securities borrowed		184,684	178,690	175,313
Derivative financial instruments		44,725	44,820	55,699
Investment securities		116,595	111,004	110,008
Loans
Residential mortgages		353,560	353,527	349,279
Personal loans		102,178	101,041	99,431
Credit cards		16,053	15,494	14,518
Business and government		298,013	290,608	287,107
Loans and receivables gross		769,804	760,670	750,335
Allowance for credit losses		5,736	5,513	5,348
Loans and receivables		764,068	755,157	744,987
Other
Customers' liability under acceptances, net of allowance		21,901	21,872	19,494
Property and equipment		5,646	5,699	5,700
Investments in associates		2,708	2,684	2,633
Goodwill and other intangible assets		17,396	17,170	16,833
Deferred tax assets		2,193	2,508	1,903
Other assets		33,503	36,377	37,256
Other Assets		83,347	86,310	83,819
Total assets		1,373,198	1,374,438	1,349,418
Deposits
Personal		283,651	274,879	265,892
Business and government		611,376	621,740	597,617
Financial institutions		50,511	53,268	52,672
Deposits	[1]	945,538	949,887	916,181
Financial instruments designated at fair value through profit or loss		26,935	26,583	22,421
Other
Acceptances		21,951	21,912	19,525
Obligations related to securities sold short		41,310	43,439	40,449
Derivative financial instruments		50,562	52,746	65,900
Obligations related to securities sold under repurchase agreements and securities lent		132,631	132,206	139,025
Subordinated debentures		8,784	8,713	8,469
Other liabilities		66,737	63,201	62,699
Other Liabilities		321,975	322,217	336,067
Total liabilities		1,294,448	1,298,687	1,274,669
Equity
Retained earnings		54,967	54,165	53,761
Accumulated other comprehensive income (loss)		(4,906)	(6,640)	(7,166)
Other reserves		(144)	(145)	(152)
Total common equity		69,077	66,112	65,150
Total equity attributable to equity holders of the Bank		77,152	74,187	73,225
Non-controlling interests in subsidiaries		1,598	1,564	1,524
Total equity		78,750	75,751	74,749
Total liabilities and equity		1,373,198	1,374,438	1,349,418
Common shares [member]
Equity
Common shares		19,160	18,732	18,707
Total equity		19,160	18,732	18,707
Preference shares [member]
Equity
Preferred shares and other equity instruments		$ 8,075	$ 8,075	$ 8,075

[1]	Deposits denominated in U.S. dollars amount to $326,922 (January 31, 2023 – $335,247; October 31, 2022 – $326,041), deposits denominated in Chilean pesos amount to $21,593 (January 31, 2023 – $21,103; October 31, 2022 – $18,740), deposits denominated in Mexican pesos amount to $34,709 (January 31, 2023 – $31,034; October 31, 2022 – $29,269) and deposits denominated in other foreign currencies amount to $115,466 (January 31, 2023 – $115,591; October 31, 2022 – $106,817).